Severance Pay Obligations, Net (Tables)	12 Months Ended
Dec. 31, 2018
Classes of employee benefits expense [abstract]
Schedule of Amounts Recognized in the Statements of Financial Position
	Year ended December 31
	2018	2017
	U.S. dollars in thousands
Severance pay obligations	$391	$469
Fair value of plan assets	292	341

Liability in the statements of financial position	$99	$128

Schedule of Principal Actuarial Assumptions	The principal actuarial assumptions used for December 31, 2018 and 2017 were as follows:
	2018	2017
Discount rate	3.41%	2.8%
Future salary increases	4.0%	4.5%